Compensation and Benefits	12 Months Ended
Feb. 01, 2014
Compensation and Benefits

4. Compensation and benefits

Compensation and benefits were as follows:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Wages and salaries	$753.3	$713.4	$681.5
Payroll taxes	65.8	62.6	59.3
Employee benefit plans expense	10.2	12.9	11.3
Share-based compensation expense	14.4	15.7	17.0

Total compensation and benefits	$843.7	$804.6	$769.1